Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 4,510.0	$ 4,595.0
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	587.0	606.0
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1.2	1.1
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	475.0	373.0
Total	$ 3,028.0	$ 3,058.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,863.0	$ 2,009.0
Percentage of fair value measurements	61.00%	66.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 90.0	$ 83.0
Percentage of fair value measurements	3.00%	3.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 600.0	$ 593.0
Percentage of fair value measurements	20.00%	19.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	16.00%	12.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 8.0	$ 7.0
Total	$ 587.0	$ 606.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 501.0	$ 520.0
Percentage of fair value measurements	85.00%	86.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 21.0	$ 30.0
Percentage of fair value measurements	4.00%	5.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 57.0	$ 49.0
Percentage of fair value measurements	10.00%	8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 0.0	$ 0.0
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	2.0	2.0
Total	$ 1,482.0	$ 1,537.0
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,144.0	$ 1,186.0
Percentage of fair value measurements	77.00%	77.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 14.0	$ 10.0
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 322.0	$ 339.0
Percentage of fair value measurements	22.00%	22.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	0.00%	0.00%